Significant Accounting Policies (Details) - USD ($)				3 Months Ended		12 Months Ended
	Mar. 01, 2019	Jan. 01, 2019	Aug. 08, 2018	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Mar. 08, 2016
Noncontrolling Interest [Line Items]
Equity in earnings (loss) of unconsolidated entities				$ (275,000)	$ 0
Cash consideration				4,332,000	0
Carrying value of redeemable noncontrolling interests				3,810,000		$ 3,531,000	$ 5,111,000
Redemption value adjustment, year-to-date				111,000	838,000	168,000	(1,270,000)	$ (936,000)
Impairment				0	0	0	0
Income loss from equity method due to change in fair value				0	0
Carrying value of noncontrolling interests				627,000		458,000	772,000
Long-term debt, gross				24,865,000		18,006,000	11,947,000
Investments in unconsolidated entities				3,400,000		500,000	500,000
ERFP assets				20,500,000		16,100,000
Impairment				0	1,919,000	1,919,000	1,072,000	$ 0
Other current liabilities				12,400,000		7,800,000	9,100,000
Other liabilities				1,902,000		0
Contingent consideration				1,402,000		$ 0	$ 2,262,000
Operating lease right-of-use assets				26,151,000
Present value of minimum lease payments				$ 26,163,000
ASU 2016-02
Noncontrolling Interest [Line Items]
Operating lease right-of-use assets		$ 26,200,000
Present value of minimum lease payments		$ 26,200,000
Furniture and Fixtures | Minimum
Noncontrolling Interest [Line Items]
Estimated Useful Life				3 years		3 years
Furniture and Fixtures | Maximum
Noncontrolling Interest [Line Items]
Estimated Useful Life				7 years 6 months		7 years 6 months
Software and Software Development Costs | Minimum
Noncontrolling Interest [Line Items]
Estimated Useful Life				3 years		3 years
Software and Software Development Costs | Maximum
Noncontrolling Interest [Line Items]
Estimated Useful Life				5 years		5 years
RED vessels
Noncontrolling Interest [Line Items]
Estimated Useful Life				20 years		20 years
REA Holdings
Noncontrolling Interest [Line Items]
Voting interests acquired		30.00%		30.00%
Purchase price		$ 3,000,000
Cash consideration		$ 2,100,000
Equity interest issued (in shares)		16,529
Fair value of Ashford Inc. common stock issued		$ 890,000
Option to purchase equity		50.00%
Investments in unconsolidated entities				$ 2,900,000
Option to purchase consideration		$ 12,500,000
Premier
Noncontrolling Interest [Line Items]
Purchase price			$ 200,117,000
Fair value of Ashford Inc. common stock issued			$ 203,000,000
Premier | Management Contracts
Noncontrolling Interest [Line Items]
Useful life				30 years		30 years
BAV
Noncontrolling Interest [Line Items]
Purchase price	$ 9,971,000
Unconsolidated variable interest entity
Noncontrolling Interest [Line Items]
Investments in unconsolidated entities				$ 500,000
Ashford LLC
Noncontrolling Interest [Line Items]
Ashford Inc. ownership interest				99.83%		99.83%	99.80%
Redeemable noncontrolling interests				0.17%		0.17%	0.20%
Noncontrolling interests in consolidated entities				0.00%		0.00%	0.00%
Noncontrolling ownership				100.00%		100.00%	100.00%
Carrying value of redeemable noncontrolling interests				$ 230,000		$ 215,000	$ 385,000
Redemption value adjustment, year-to-date				20,000	(180,000)	(180,000)	224,000
Redemption value adjustment, cumulative				198,000	178,000	178,000	358,000
Carrying value of noncontrolling interests				$ 0		$ 0	$ 0
J&S
Noncontrolling Interest [Line Items]
Ashford Inc. ownership interest				88.20%		85.00%	85.00%
Redeemable noncontrolling interests				11.80%		15.00%	15.00%
Noncontrolling interests in consolidated entities				0.00%		0.00%	0.00%
Noncontrolling ownership				100.00%		100.00%	100.00%
Carrying value of redeemable noncontrolling interests				$ 2,100,000		$ 1,858,000	$ 2,522,000
Redemption value adjustment, year-to-date				0	0	0	0
Redemption value adjustment, cumulative				0	0	0	0
Carrying value of noncontrolling interests				0		0	439,000
Assets, available only to settle subsidiary's obligations				62,112,000		37,141,000	36,951,000
Liabilities, no recourse to Ashford Inc				44,320,000		24,836,000	$ 21,821,000
ERFP assets				16,700,000		13,400,000
J&S | Notes Payable to Banks
Noncontrolling Interest [Line Items]
Long-term debt, gross						13,614,000
J&S | Revolving Credit Facility
Noncontrolling Interest [Line Items]
Long-term debt, gross				2,638,000		1,733,000
J&S | Medium-term Notes
Noncontrolling Interest [Line Items]
Long-term debt, gross				$ 19,250,000		$ 13,614,000
OpenKey
Noncontrolling Interest [Line Items]
Ashford Inc. ownership interest				46.59%		45.61%	43.90%
Redeemable noncontrolling interests				28.15%		29.65%	39.59%
Noncontrolling interests in consolidated entities				25.26%		24.74%	16.51%		100.00%
Noncontrolling ownership				100.00%		100.00%	100.00%
Carrying value of redeemable noncontrolling interests				$ 1,480,000		$ 1,458,000	$ 2,204,000
Redemption value adjustment, year-to-date				(131,000)	12,000	12,000	1,046,000
Redemption value adjustment, cumulative				1,902,000	$ 2,033,000	2,033,000	2,021,000
Carrying value of noncontrolling interests				466,000		308,000	128,000
Assets, available only to settle subsidiary's obligations				2,142,000		1,410,000	1,403,000
Liabilities, no recourse to Ashford Inc				552,000		421,000	889,000
OpenKey | Notes Payable to Banks
Noncontrolling Interest [Line Items]
Long-term debt, gross						0
OpenKey | Revolving Credit Facility
Noncontrolling Interest [Line Items]
Long-term debt, gross						0
OpenKey | Medium-term Notes
Noncontrolling Interest [Line Items]
Long-term debt, gross				$ 0		$ 0	$ 0
Pure Wellness
Noncontrolling Interest [Line Items]
Ashford Inc. ownership interest				70.00%		70.00%	70.00%
Redeemable noncontrolling interests				0.00%		0.00%	0.00%
Noncontrolling interests in consolidated entities				30.00%		30.00%	30.00%
Noncontrolling ownership				100.00%		100.00%	100.00%
Carrying value of noncontrolling interests				$ 195,000		$ 218,000	$ 205,000
Assets, available only to settle subsidiary's obligations				2,283,000		2,267,000	1,865,000
Liabilities, no recourse to Ashford Inc				2,139,000		1,977,000	$ 1,652,000
Pure Wellness | Notes Payable to Banks
Noncontrolling Interest [Line Items]
Long-term debt, gross				$ 0		0
Pure Wellness | Revolving Credit Facility
Noncontrolling Interest [Line Items]
Long-term debt, gross						$ 60,000
RED
Noncontrolling Interest [Line Items]
Ashford Inc. ownership interest				80.00%		80.00%	0.00%
Redeemable noncontrolling interests				0.00%		0.00%	0.00%
Noncontrolling interests in consolidated entities				20.00%		20.00%	0.00%
Noncontrolling ownership				100.00%		100.00%	0.00%
Carrying value of noncontrolling interests				$ (34,000)		$ (68,000)	$ 0
Assets, available only to settle subsidiary's obligations				8,158,000		6,807,000	0
Liabilities, no recourse to Ashford Inc				3,793,000		2,839,000	0
Long-term debt, gross							0
ERFP assets				5,700,000		5,700,000
RED | Notes Payable to Banks
Noncontrolling Interest [Line Items]
Long-term debt, gross				2,977,000		2,480,000
RED | Revolving Credit Facility
Noncontrolling Interest [Line Items]
Long-term debt, gross						$ 118,000	$ 0
J&S | BAV
Noncontrolling Interest [Line Items]
Purchase price	10,000,000
Cash consideration	$ 5,000,000
Equity interest issued (in shares)	61,387
Fair value of Ashford Inc. common stock issued	$ 4,000,000
Interest issued and issuable, 18 months	$ 500,000
Contingent consideration				$ 1,400,000